UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.1%

	Apartments — 16.1%
359	American Campus Communities, Inc.	14,380
977	Apartment Investment & Management Co., Class A	36,392
145	Associated Estates Realty Corp.	3,261
700	AvalonBay Communities, Inc.	112,629
549	Equity Residential	38,922
295	Essex Property Trust, Inc.	59,773
621	Mid-America Apartment Communities, Inc.	45,756

		311,113

	Diversified — 7.4%
269	Digital Realty Trust, Inc.	18,906
1,101	Liberty Property Trust	38,937
759	Vornado Realty Trust	84,654

		142,497

	Health Care — 11.8%
776	Aviv REIT, Inc.	26,162
836	HCP, Inc.	37,441
1,109	Health Care REIT, Inc.	81,715
654	Healthcare Realty Trust, Inc.	17,265
962	Omega Healthcare Investors, Inc.	36,773
407	Ventas, Inc.	29,115

		228,471

	Hotels — 10.4%
2,560	DiamondRock Hospitality Co.	38,226
3,398	Host Hotels & Resorts, Inc. (m)	78,975
1,007	LaSalle Hotel Properties	40,667
1,390	Strategic Hotels & Resorts, Inc. (a)	18,456
1,627	Sunstone Hotel Investors, Inc.	26,051

		202,375

	Industrial — 6.2%
2,831	Prologis, Inc.	119,708

	Office — 10.8%
694	Boston Properties, Inc.	90,018
1,193	Corporate Office Properties Trust	33,526
576	Highwoods Properties, Inc.	24,846
524	Kilroy Realty Corp.	35,975
1,232	Parkway Properties, Inc.	23,990

		208,355

	Real Estate Investment Trusts (REITs) — 1.8%
716	DCT Industrial Trust, Inc.	24,444
570	Paramount Group, Inc. (a)	10,709

		35,153

	Regional Malls — 15.3%
1,755	General Growth Properties, Inc.	46,966
682	Macerich Co. (The)	53,935
1,022	Simon Property Group, Inc. (m)	184,760
135	Taubman Centers, Inc.	10,724

		296,385

	Shopping Centers — 8.8%
2,206	Brixmor Property Group, Inc.	53,333
1,721	DDR Corp.	31,538
1,601	Equity One, Inc.	38,800
158	Regency Centers Corp.	9,687
1,029	Weingarten Realty Investors	37,454

		170,812

	Single Tenant — 3.9%
835	National Retail Properties, Inc.	32,165
3,736	Spirit Realty Capital, Inc.	43,745

		75,910

	Storage — 6.6%
1,052	Extra Space Storage, Inc.	62,373
345	Public Storage	64,813

		127,186

	Total Common Stocks (Cost $1,581,057)	1,917,965

Short-Term Investment — 1.2%

	Investment Company — 1.2%
24,045	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $24,045 )	24,045

	Total Investments — 100.3% (Cost $1,605,102)	1,942,010
	Liabilities in Excess of Other Assets — (0.3)%	(5,543)

	NET ASSETS — 100.0%	$1,936,467

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2014.
(m)	—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or forward foreign currency exchange contracts.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$337,687
Aggregate gross unrealized depreciation	(779)

Net unrealized appreciation/depreciation	$336,908

Federal income tax cost of investments	$1,605,102

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,942,010	$–	$–	$1,942,010

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%

Consumer Discretionary — 9.1%

	Hotels, Restaurants & Leisure — 1.9%
348	Brinker International, Inc.	19,614
117	Wyndham Worldwide Corp.	9,753

		29,367

	Household Durables — 1.1%
255	Tupperware Brands Corp.	17,149

	Media — 0.6%
161	John Wiley & Sons, Inc., Class A	9,621

	Specialty Retail — 4.7%
1,224	American Eagle Outfitters, Inc.	17,256
472	GNC Holdings, Inc., Class A	20,876
218	Guess?, Inc.	4,947
519	Sally Beauty Holdings, Inc. (a)	16,425
239	Vitamin Shoppe, Inc. (a)	11,456

		70,960

	Textiles, Apparel & Luxury Goods — 0.8%
265	Columbia Sportswear Co.	11,923

	Total Consumer Discretionary	139,020

Energy — 3.9%

	Energy Equipment & Services — 1.7%
745	Patterson-UTI Energy, Inc.	13,175
1,922	TETRA Technologies, Inc. (a)	12,205

		25,380

	Oil, Gas & Consumable Fuels — 2.2%
498	PBF Energy, Inc., Class A	14,082
258	Tesoro Corp.	19,753

		33,835

	Total Energy	59,215

Financials — 37.6%

	Banks — 11.6%
819	Bancorp, Inc. (The) (a)	7,338
2,121	BBCN Bancorp, Inc.	29,528
1,991	First Horizon National Corp.	25,408
5,553	First Niagara Financial Group, Inc.	45,370
4,530	Investors Bancorp, Inc.	48,974
624	PrivateBancorp, Inc.	19,631

		176,249

	Capital Markets — 3.9%
2,215	Apollo Investment Corp.	18,250
1,734	Fifth Street Finance Corp.	15,377
692	Investment Technology Group, Inc. (a)	13,668
796	Janus Capital Group, Inc.	12,515

		59,810

	Insurance — 13.1%
1,813	CNO Financial Group, Inc.	31,441
2,284	Genworth Financial, Inc., Class A (a)	20,763
1,273	HCC Insurance Holdings, Inc.	67,542
360	StanCorp Financial Group, Inc.	23,812
1,356	Symetra Financial Corp.	30,736
42	White Mountains Insurance Group Ltd.	26,302

		200,596

	Real Estate Investment Trusts (REITs) — 9.0%
476	AG Mortgage Investment Trust, Inc.	9,401
865	Apollo Commercial Real Estate Finance, Inc.	14,425
497	Chatham Lodging Trust	13,300
1,095	Colony Financial, Inc.	26,888
1,528	Franklin Street Properties Corp.	18,365
366	Hatteras Financial Corp.	7,003
1,406	Inland Real Estate Corp.	15,171
83	Pebblebrook Hotel Trust	3,602
162	Ryman Hospitality Properties, Inc.	8,453
397	Starwood Property Trust, Inc.	9,540
187	Starwood Waypoint Residential Trust	4,769
355	Sunstone Hotel Investors, Inc.	5,690

		136,607

	Total Financials	573,262

Health Care — 4.4%

	Health Care Equipment & Supplies — 2.4%
397	Haemonetics Corp. (a)	14,672
838	Masimo Corp. (a)	21,984

		36,656

	Health Care Providers & Services — 1.4%
346	Health Net, Inc. (a)	17,783
178	PharMerica Corp. (a)	3,872

		21,655

	Health Care Technology — 0.6%
145	Computer Programs & Systems, Inc.	8,535

	Total Health Care	66,846

Industrials — 14.1%

	Aerospace & Defense — 2.4%
462	B/E Aerospace, Inc. (a)	35,984

	Commercial Services & Supplies — 4.4%
272	Brink’s Co. (The)	5,906
584	Civeo Corp.	5,497
398	Clean Harbors, Inc. (a)	18,616
1,001	Copart, Inc. (a)	36,380

		66,399

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued

	Construction & Engineering — 0.6%
319	Dycom Industries, Inc. (a)	9,756

	Machinery — 4.0%
802	Actuant Corp., Class A	23,532
440	Kennametal, Inc.	16,201
738	Terex Corp.	21,192

		60,925

	Marine — 1.1%
496	Matson, Inc.	17,448

	Trading Companies & Distributors — 1.6%
1,193	MRC Global, Inc. (a)	24,117

	Total Industrials	214,629

Information Technology — 15.8%

	Communications Equipment — 1.0%
2,310	Harmonic, Inc. (a)	16,173

	Electronic Equipment, Instruments & Components — 1.6%
363	MTS Systems Corp.	24,048

	IT Services — 9.8%
779	Broadridge Financial Solutions, Inc.	35,284
390	Cardtronics, Inc. (a)	15,288
2,248	Convergys Corp.	46,865
1,131	Global Cash Access Holdings, Inc. (a)	8,032
299	Global Payments, Inc.	25,823
785	Sykes Enterprises, Inc. (a)	18,181

		149,473

	Semiconductors & Semiconductor Equipment — 1.5%
319	International Rectifier Corp. (a)	12,718
807	Intersil Corp., Class A	10,580

		23,298

	Software — 1.9%
1,482	ACI Worldwide, Inc. (a)	28,829

	Total Information Technology	241,821

Materials — 7.8%

	Chemicals — 3.6%
322	Celanese Corp., Series A	19,348
589	Koppers Holdings, Inc.	17,200
744	Rayonier Advanced Materials, Inc.	18,340

		54,888

	Metals & Mining — 2.4%
1,527	Commercial Metals Co.	24,957
512	RTI International Metals, Inc. (a)	11,731

		36,688

	Paper & Forest Products — 1.8%
1,114	PH Glatfelter Co.	28,197

	Total Materials	119,773

Utilities — 4.7%

	Electric Utilities — 1.8%
700	El Paso Electric Co.	26,496

	Gas Utilities — 2.9%
1,195	Piedmont Natural Gas Co., Inc.	44,789

	Total Utilities	71,285

	Total Common Stocks (Cost $1,378,383)	1,485,851

Short-Term Investment — 4.3%

	Investment Company — 4.3%
65,129	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $65,129 )	65,129

	Total Investments — 101.7% (Cost $1,443,512)	1,550,980
	Liabilities in Excess of Other Assets — (1.7)%	(25,832)

	NET ASSETS — 100.0%	$1,525,148

Percentages indicated are based on net assets.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2014.

As of November 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,559
Aggregate gross unrealized depreciation	(59,091)

Net unrealized appreciation/depreciation	$107,468

Federal income tax cost of investments	$1,443,512

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$1,550,980	$–	$–	$1,550,980

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 28, 2015